LONG-TERM DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
Debt Instrument [Line Items]
LONG-TERM DEBT
6.	LONG-TERM DEBT
Line of credit
Effective January 14, 2015, the Company entered into a Revolving Credit Agreement with a financial institution that provided maximum borrowing under a revolving loan commitment of up to $2 million, bearing an interest rate of 2% plus prime rate as published by the Wall Street Journal. Effective July 3, 2020, the Company renewed the line of credit with the financial institution through May 31, 2021 that provided maximum borrowing under a revolving loan commitment of up to $5 million. In May 2021 the maturity date was extended to June 30, 2021 and then further extended to July 31, 2021. The line was then renewed on July 21, 2021 with an expanded credit limit of $8 million, a new maturity date of June 30, 2023 and an amended per annum interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%. As of June 30, 2022 and December 31, 2021, the Company has $5.0 million and $348 thousand, respectively, due on its line of credit with a $3 million letter of credit issued against the line of credit, which results in remaining availability of $0 and $4.7 million, respectively. The line of credit contains covenants regarding certain financial statement amounts and ratios of the Company. The Company received waivers for its financial statement covenants for the period ended June 30, 2022 and December 31, 2021.
Notes Payable
On August 11, 2021, the Company entered into a loan and security agreement (“Note Agreement”) with a financial institution that provided for a borrowing commitment of $15 million in the form of promissory notes. In August 2021, the Company borrowed $10 million under the first tranche (“First Tranche Notes”). The Note Agreement has a commitment for additional second tranche borrowings of $5 million through June 30, 2022. In October 2021 the Company borrowed the remaining $5 million committed under the Note Agreement. The borrowings under the Note Agreement are secured by substantially all assets of the Company.
The First and Second Tranche Notes mature on September 1, 2026 and November 1, 2026, respectively, and bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning October 1, 2021 and December 1, 2021, respectively. Beginning October 1, 2023 and December 1, 2023, respectively, the Company is required to make principal payments of $278 thousand and $139 thousand, respectively, plus accrued interest on the first of each month through maturity. Upon payment in full of the First and Second Tranche Notes, the Company is required to pay exit fees (“Exit Fee”) of $600 thousand and $300 thousand, respectively.
In December 2021 the Company borrowed an additional $6 million from the same financial institution, of which $1 million was repaid in full on December 31, 2021, and $5 million (“Third Tranche Notes”) bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning February 1, 2022, with the full principal amount due on July 1, 2023. Upon payment in full, the Company is required to pay exit fees of $50 thousand.
In connection with the Note Agreement, the Company issued warrants to purchase up to 33,357 shares of common stock of the Company (the “Warrants”) at an exercise price of $0.01 per share (Note 7). On the date of issuance, the Company recorded the fair value of the Warrants as a discount to the First Tranche Notes which is being amortized into interest expense over the term of the First Tranche Notes using the effective interest method. The issuance costs are deferred over the repayment term of the debt. Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt.
The components of the long-term notes payable, net are as follows (in thousands):

	June 30, 2022	December 31, 2021
First Tranche Notes	$10,000	$10,000
First Tranche Notes Exit Fee	600	600
Second Tranche Notes	5,000	5,000
Second Tranche Notes Exit Fee	300	300
Third Tranche Notes	5,000	5,000
Third Tranche Notes Exit Fee	50	50

	20,950	20,950
Less: Unamortized Exit Fee payment	(773)	(884)
Less: Unamortized warrant discount	(597)	(678)
Less: Unamortized debt issuance costs	(122)	(139)
Add: Unamortized costs – short-term in accrued expense and other liabilities	463	—

	$19,921	$19,249

Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of June 30, 2022 were as follows (in thousands):

2022 (remaining)	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928

Total	$20,950

Promissory Notes
During Q2 2022, the Company entered into promissory notes with various individuals (the “Promissory Notes”), including current investors, members of management and other unrelated parties in exchange for cash of $7.0 million (the “Promissory Notes”). The Promissory Notes mature on the earlier of one year from issuance or close of the merger with SWAG (Note 15) and bear per annum interest at the rate of 7.75% plus the greater of 3.50% or the prime rate as published by the Wall Street Journal. The Company is required to make nine interest-only payments, followed by three principal and interest payments. In connection with the Promissory Notes, the Company issued warrants (“Promissory Note Warrants”) to purchase up to 31,024 shares of common stock of the Company at an exercise price of $0.01 per share (Note 7). Upon payment in full of the Promissory Notes, the Company is required to make an additional final payment (“Final Payment”) of $3.5 million.
The Company elected to account for the Promissory Notes under the fair value option of accounting upon issuance of each of the Promissory Notes. At issuance the Company recognized the fair value of the Promissory Notes of $6.3 million with the remaining $0.7 million of proceeds received allocated to the Promissory Note Warrants. As of June 30, 2022, the fair value of the Promissory Notes was $9.4 million of which $6.7 million was recorded in promissory notes and $2.7 million was recorded in promissory notes from related parties on the condensed consolidated balance sheets. The loss on the increase in fair value of the Promissory Notes during the six months ended June 30, 2022 was $3.1 million of which $0.5 million is included in interest expense, which is recognized based on the effective interest method, and $2.6 million is included in change in fair value of promissory notes on the condensed consolidated statements of operations. The difference between the amount due at maturity and the fair value of the Promissory Notes as of June 30, 2022 is $1.1 million.

6.	LONG-TERM DEBT
Line of credit
Effective January 14, 2015, the Company entered into a Revolving Credit Agreement with a financial institution that provided maximum borrowing under a revolving loan commitment of up to $2 million, bearing an interest rate of 2% plus prime rate as published by the Wall Street Journal. Effective July 3, 2020, the Company renewed the line of credit with the financial institution through May 31, 2021 that provided maximum borrowing under a revolving loan commitment of up to $5 million. In May 2021 the maturity date was extended to June 30, 2021 and then further extended to July 31, 2021. The line was then renewed on July 21, 2021 with an expanded credit limit of $8 million, a new maturity date of June 30, 2023 and an amended per annum interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%. As of December 31, 2021, the Company has $348 thousand due on its line of credit with a $3.0 million letter of credit issued against the line of credit, which results in remaining availability of $4.7 million. As of December 31, 2020, the balance on the line of credit was $0. The line of credit contains covenants regarding certain financial statement amounts and ratios of the Company. The Company received a waiver for its financial statement covenants for the period ended December 31, 2021. As of December 31, 2020, the Company was in compliance with the financial statement covenants.
Effective July 19, 2018, the Company entered into a Revolving Credit Agreement with another financial institution that provided maximum borrowing under a revolving loan commitment of up to $3.0 million. It is secured by substantially all assets of the Company. The line bears an interest rate of 0.0415% per day, or approximately 15% per annum. The line of credit matured July 19, 2020 and the Company did not renew the agreement.
Paycheck Protection Program Loan
On April 14, 2020, the Company received loan proceeds of $2.3 million, maturing on April 22, 2022 with an annual interest rate of 1% pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The balance as of December 31, 2020 of $2.3 million was included in Paycheck Protection Program loan payable on the consolidated balance sheets. On September 17, 2021, the PPP Loan was forgiven in full including accrued interest thereon. As such, the Company recorded a gain on loan forgiveness during the year ended December 31, 2021 of $2.3 million included in other income in the consolidated statements of operations.
Notes Payable
On August 11, 2021, the Company entered into a loan and security agreement (“Note Agreement”) with a financial institution that provided for a borrowing commitment of $15 million in the form of promissory notes. In August 2021, the Company borrowed $10 million under the first tranche (“First Tranche Notes”). The Note Agreement has a commitment for additional second tranche borrowings of $5 million through June 30, 2022. In October 2021 the Company borrowed the remaining $5 million committed under the Note Agreement. The borrowings under the Note Agreement are secured by substantially all assets of the Company.
The First and Second Tranche Notes mature on September 1, 2026 and November 1, 2026, respectively, and bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning October 1, 2021 and December 1, 2021, respectively. Beginning October 1, 2023 and December 1, 2023, respectively, the Company is required to make principal payments of $278 thousand and $139 thousand, respectively, plus accrued interest on the first of each month through maturity. Upon payment in full of the First and Second Tranche Notes, the Company is required to pay exit fees (“Exit Fee”) of $600 thousand and $300 thousand, respectively.
On December 2, 2021 the Company borrowed an additional $1 million and $5 million from the same financial institution. The $1 million was repaid in full on December 31, 2021. The $5 million (“Third Tranche Notes”) bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest only payments on the first of each month beginning February 1, 2022, with the full principal amount due on July 1, 2023. Upon payment in full, the Company is required to pay exit fees of $50 thousand.
In connection with the Note Agreement, the Company issued warrants to purchase up to 33,357 shares of common stock of the Company (the “Warrants”) at an exercise price of $0.01 per share. See below for further discussion of the Warrants. On the date of issuance, the Company recorded the fair value of the Warrants as a discount to the First Tranche Notes which is being amortized into interest expense over the term of the First Tranche Notes using the effective interest method. The issuance costs are deferred over the repayment term of the debt. Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt.
The components of the long-term notes payable, net as of December 31, 2021 are as follows:

First Tranche Notes	$10,000
First Tranche Notes Exit Fee	600
Second Tranche Notes	5,000
Second Tranche Notes Exit Fee	300
Third Tranche Notes	5,000
Third Tranche Notes Exit Fee	50

20,950
Less: Unamortized Exit Fee payment	(884)
Less: Unamortized warrant discount	(678)
Less: Unamortized debt issuance costs	(139)

$19,249

Scheduled maturities for the First, Second and Third Tranche Notes, inclusive of Exit Fee payments of the Company’s long-term notes payable as of December 31, 2021 were as follows:

2022	$—
2023	6,022
2024	5,000
2025	5,000
2026	4,928
Thereafter	—

Total	$20,950